Investment Contract with Insurance Company (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at contract value	$ 9,093,440	$ 10,415,989